Inventories, Net (Tables)	6 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of March 31, 2025	As of September 30, 2024
Finished goods	$116,293	$131,408
Goods in transit	—	27,960
Inventory valuation allowance	(80,618)	(93,037)
Inventories, net	$35,675	$66,331

Schedule of Movement of Inventory Valuation Allowance

Movement of inventory valuation allowance is as follows:

	As of March 31, 2025	As of September 30, 2024
Balance at the beginning of the year	$93,037	$83,889
Addition	4,328	11,858
Write-offs	(12,483)	(6,589)
Foreign currency translation adjustment	(4,264)	3,879
Balance at the end of the year	$80,618	$93,037